Shareholder Report, Holdings (Details) - C000014304	Apr. 30, 2025
FR_200525103
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_038336103
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_21874C102
Holdings [Line Items]
Percent of Total Investments	2.70%
FR_124805102
Holdings [Line Items]
Percent of Total Investments	2.60%
FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.40%
FR_16359R103
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_G9618E107
Holdings [Line Items]
Percent of Total Investments	2.30%
FR_749607107
Holdings [Line Items]
Percent of Total Investments	2.10%
FR_840441109
Holdings [Line Items]
Percent of Total Investments	2.10%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.10%